Selling and Distribution Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling and Distribution Expenses [Abstract]
Schedule of Selling and Distribution Expenses	This caption is made up as follows:
	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Personnel expenses, note 20(b)	41,642	42,300	33,867
Third-party services	12,270	11,106	9,733
Advertising and promotion	7,548	6,417	5,637
Allowance for expected credit losses, note 7(d)	1,707	1,972	563
Other	3,658	3,442	1,720
	66,825	65,237	51,520